Exhibit 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.
2. TRS is, as of the date hereof, the Servicer under the Agreement.
3. The undersigned is a Servicing Officer.
4. This Certificate relates to the Distribution Date occurring on April 15, 2011 and covers activity from February 23, 2011 through March 25, 2011.
5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.
6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of April.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer
By:	/s/ Mark C. Simner
	Name:	Mark C. Simner
	Title:	Vice President ABS Operations

A. Trust Activity

Trust Totals
Record Date	March 31, 2011
Number of days in Monthly Period	31
Beginning Number of Accounts	26,556,324
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	31,638,248,005.98
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	31,638,248,005.98
Finance Charge Collections (excluding Recoveries)	499,645,628.23
Collections of Discount Option Receivables	9,776,531.63
Recoveries	33,442,322.05
Total Collections of Finance Charge Receivables	542,864,481.91
Total Collections of Principal Receivables	9,940,999,913.82
Monthly Payment Rate	30.4073%
Defaulted Amount	137,903,655.55
Annualized Default Rate	5.1629%
Annualized Default Rate, Net of Recoveries	3.9109%
Trust Portfolio Yield	15.0706%
New Principal Receivables	9,889,943,846.15
Ending Number of Accounts	26,235,201
Ending Principal Receivables Balance	31,449,288,282.76
Ending Required Minimum Principal Balance	19,363,565,300.00
Ending Transferor Amount	13,352,498,282.76
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	31,449,288,282.76

B. Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1

2006-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	14,998,916.44	923,984.92	274,661,968.06	3,810,168.97
2009-D-I	20,834,000	20,834,000.00	0.00	1,458,380.00	0.12%	624,974.85	38,500.60	11,444,614.88	158,762.12

Total	520,834,000.00	520,834,000.00	0.00	36,458,380.00	2.88%	15,623,891.29	962,485.52	286,106,582.94	3,968,931.09
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.21%	11,999,133.15	739,187.93	219,729,574.45	3,048,135.18
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.32%	17,998,699.72	1,108,781.90	329,594,361.67	4,572,202.77
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	14,998,916.44	923,984.92	274,661,968.06	3,810,168.97
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	3.87%	20,998,483.01	1,293,578.89	384,526,755.28	5,334,236.56
2006-1	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	5.53%	29,997,832.87	1,847,969.84	549,323,936.11	7,620,337.95
2006-3	600,000,000	600,000,000.00	0.00	42,000,000.00	3.32%	17,998,699.72	1,108,781.90	329,594,361.67	4,572,202.77
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	14,998,916.44	923,984.92	274,661,968.06	3,810,168.97
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	14,998,916.44	923,984.92	274,661,968.06	3,810,168.97
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	14,998,916.44	923,984.92	274,661,968.06	3,810,168.97
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	4.97%	26,998,049.58	1,663,172.85	494,391,542.50	6,858,304.15
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	6.63%	35,997,399.44	2,217,563.80	659,188,723.34	9,144,405.54
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.54%	40,906,184.82	2,519,961.89	749,078,993.59	10,391,382.40
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.36%	18,237,362.48	1,123,484.35	333,964,782.90	4,632,830.18
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	5.02%	27,270,759.88	1,679,972.75	499,385,446.41	6,927,580.64
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.48%	46,019,405.43	2,834,953.89	842,712,906.48	11,690,291.86
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.30%	17,896,467.11	1,102,484.02	327,722,265.69	4,546,232.66
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.45%	18,748,645.54	1,154,981.15	343,327,460.07	4,762,711.22
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.70%	36,361,033.17	2,239,964.89	665,847,628.09	9,236,779.27
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.37%	45,451,366.46	2,799,960.74	832,310,908.42	11,545,993.14
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	5.69%	30,906,887.20	1,903,970.71	565,970,648.67	7,851,264.67
2009-D-II	782,007,000	782,007,000.00	0.00	54,740,490.00	4.32%	23,458,515.29	1,445,125.35	429,575,163.31	5,959,157.62

Total	17,575,956,000.00	17,575,956,000.00	0.00	1,230,316,920.00	97.12%	527,240,590.63	32,479,836.53	9,654,893,330.89	133,934,724.46

Trust	18,096,790,000.00	18,096,790,000.00	0.00	1,266,775,300.00	100.00%	542,864,481.92	33,442,322.05	9,940,999,913.83	137,903,655.55

C. Group Allocations (1)

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess
Group 1
2006-2	500,000,000.00	8,579,488.63	2,242,500.00	2,179,381.98	833,333.33	0.00	5,255,215.31	8,579,243.74	0.00	3,324,273.32

Total	500,000,000.00	8,579,488.63	2,242,500.00	2,179,381.98	833,333.33	0.00	5,255,215.31	8,579,243.74	0.00	3,324,273.32

Group 2
2004-2	400,000,000.00	6,863,394.99	167,055.55	1,743,505.59	666,666.67	0.00	2,577,227.81	6,613,036.97	0.00	4,035,809.16
2005-2	600,000,000.00	10,295,092.48	208,526.67	2,615,258.38	1,000,000.00	0.00	3,823,785.05	9,877,498.79	0.00	6,053,713.74
2005-4	500,000,000.00	8,579,243.74	159,305.55	2,179,381.98	833,333.33	0.00	3,172,020.86	8,216,782.31	0.00	5,044,761.45
2005-7	700,000,000.00	12,010,941.23	223,389.45	3,051,134.78	1,166,666.67	0.00	4,441,190.90	11,503,856.93	0.00	7,062,666.03
2006-1	1,000,000,000.00	17,158,954.88	271,895.84	4,358,763.97	1,666,666.67	0.00	6,297,326.48	16,386,849.38	0.00	10,089,990.31
2006-3	600,000,000.00	10,295,092.48	158,048.33	2,615,258.38	1,000,000.00	0.00	3,773,306.71	9,827,020.45	0.00	6,053,713.74
2007-1	500,000,000.00	8,579,243.74	127,530.55	2,179,381.98	833,333.33	0.00	3,140,245.86	8,185,007.31	0.00	5,044,761.45
2007-2	500,000,000.00	8,579,243.74	142,793.75	2,179,381.98	833,333.33	0.00	3,155,509.06	8,200,270.51	0.00	5,044,761.45
2007-5	500,000,000.00	8,579,243.74	134,505.56	2,179,381.98	833,333.33	0.00	3,147,220.87	8,191,982.32	0.00	5,044,761.45
2007-7	900,000,000.00	15,442,638.72	251,797.51	3,922,887.57	1,500,000.00	0.00	5,674,685.08	14,755,255.69	0.00	9,080,570.61
2007-8	1,200,000,000.00	20,590,184.96	663,400.00	5,230,516.77	2,000,000.00	0.00	7,893,916.77	20,001,344.25	0.00	12,107,427.48
2008-2	1,363,638,000.00	23,397,965.53	2,225,254.44	5,943,776.19	2,272,730.00	0.00	10,441,760.63	24,200,217.46	0.00	13,758,456.83
2008-4	607,956,000.00	10,431,605.41	1,122,034.05	2,649,936.71	1,013,260.00	0.00	4,785,230.76	10,919,216.75	0.00	6,133,985.99
2008-5	909,091,000.00	15,598,626.53	991,452.34	3,962,513.10	1,515,151.66	0.00	6,469,117.10	15,641,411.56	0.00	9,172,294.46
2008-6	1,534,091,000.00	26,322,681.20	2,336,229.06	6,686,740.58	2,556,818.33	0.00	11,579,787.97	27,058,034.25	0.00	15,478,246.28
2008-7	596,592,000.00	10,236,616.36	908,408.07	2,600,403.72	994,320.00	0.00	4,503,131.79	10,522,460.44	0.00	6,019,328.65
2008-9	625,000,000.00	10,724,054.67	1,128,728.30	2,724,227.48	1,041,666.67	0.00	4,894,622.45	11,200,574.26	0.00	6,305,951.81
2009-1	1,212,122,000.00	20,798,180.14	3,424,899.46	5,283,353.70	2,020,203.34	0.00	10,728,456.50	22,958,189.18	0.00	12,229,732.68
2009-2	1,515,155,000.00	25,997,768.08	2,380,747.85	6,604,203.03	2,525,258.33	0.00	11,510,209.21	26,797,400.28	0.00	15,287,191.07
2010-1	1,030,304,000.00	17,678,458.27	499,053.27	4,490,851.96	1,717,173.34	0.00	6,707,078.57	17,102,354.37	0.00	10,395,275.80

Total	16,793,949,000.00	288,159,230.89	17,525,055.60	73,200,859.83	27,989,915.00	0.00	118,715,830.43	288,158,763.46	0.00	169,443,400.44

Trust Total	17,293,949,000.00	296,738,719.52	19,767,555.60	75,380,241.81	28,823,248.33	0.00	123,971,045.74	296,738,007.20	0.00	172,767,673.76
(1) Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therfore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	8,579,243.74	5,255,215.31	3,324,028.43
Group 2	288,158,763.48	118,715,830.43	169,442,933.05

D. Trust Performance
Delinquencies:

31-60 Days Delinquent:	178,223,205
61-90 Days Delinquent:	133,593,100
90+ Days Delinquent:	317,459,401
Total 30+ Days Delinquent:	629,275,706

Series 2004-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	699,311,822.84	400,000,000.00	299,311,822.84
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	11,999,133.15	6,863,394.99	5,135,738.16
Collections of Principal Receivables	219,729,574.45	125,683,317.38	94,046,257.07
Defaulted Amount	3,048,135.18	1,743,505.59	1,304,629.59

Ending Invested Amount / Transferor Amount	695,135,176.63	400,000,000.00	295,135,176.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 - April 14, 2011	0.4250%	0.6250%	0.9250%
Monthly Interest Due	122,234.72	16,145.83	28,675.00	167,055.55
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	122,234.72	16,145.83	28,675.00	167,055.55
Investor Default Amount	1,455,827.17	130,762.92	156,915.50	1,743,505.59
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,134,728.56	196,908.75	245,590.50	2,577,227.81

Reallocated Investor Finance Charge Collections				6,613,036.97
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.3337%
Base Rate				2.4541%
Excess Spread Percentage				12.1074%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	122,234.72	16,145.83	28,675.00	167,055.55
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	122,234.72	16,145.83	28,675.00	167,055.55
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.37
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.54
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.54
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,064,484.16
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$28,675.00
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,035,809.16

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$5,521,885.87
a. Class A Monthly Interest:	$122,234.72
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,455,827.17
e. Excess Spread:	$3,943,823.98
2. Class B Available Funds:	$495,977.77
a. Class B Monthly Interest:	$16,145.83
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$479,831.94
3. Collateral Available Funds:	$595,173.33
a. Excess Spread:	$595,173.33
4. Total Excess Spread:	$5,018,829.25

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2004-2 Allocable Principal Collections:	$219,729,574.45
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$125,683,317.38
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$125,683,317.38
6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,743,505.59
8. Available Principal Collections (total of items 5., 6. & 7.):	$127,426,822.97

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$36,000,000.00
2. Required Collateral Invested Amount:	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$127,426,822.97

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$5,018,829.25
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$130,762.92
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$28,675.00
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$156,915.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,035,809.16

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.
1. Excess Spread:	$5,018,829.25
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$130,762.92
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$28,675.00
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$156,915.50
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,035,809.16

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4541%
b. Prior Monthly Period:	2.6753%
c. Second Prior Monthly Period:	2.6707%
2. Three Month Average Base Rate:	2.6000%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.3337%
b. Prior Monthly Period:	15.9874%
c. Second Prior Monthly Period:	15.3360%
4. Three Month Average Series Adjusted Portfolio Yield:	15.2190%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,048,967,734.25	600,000,000.00	448,967,734.25
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	17,998,699.72	10,295,092.48	7,703,607.24
Collections of Principal Receivables	329,594,361.67	188,524,976.07	141,069,385.60
Defaulted Amount	4,572,202.77	2,615,258.38	1,956,944.39

Ending Invested Amount / Transferor Amount	1,042,702,764.95	600,000,000.00	442,702,764.95

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 - April 14, 2011	0.3550%	0.5350%	0.7450%
Monthly Interest Due	153,152.92	20,731.25	34,642.50	208,526.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	153,152.92	20,731.25	34,642.50	208,526.67
Investor Default Amount	2,183,740.75	196,144.38	235,373.25	2,615,258.38
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,171,893.67	291,875.63	360,015.75	3,823,785.05

Reallocated Investor Finance Charge Collections				9,877,498.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.2512%
Base Rate				2.3716%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	153,152.92	20,731.25	34,642.50	208,526.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	153,152.92	20,731.25	34,642.50	208,526.67
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.31
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.31
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.46
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.46
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,088,356.24
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$34,642.50
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,053,713.74

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,247,711.49
a. Class A Monthly Interest:	$153,152.92
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,183,740.75
e. Excess Spread:	$5,910,817.82
2. Class B Available Funds:	$740,812.41
a. Class B Monthly Interest:	$20,731.25
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$720,081.16
3. Collateral Available Funds:	$888,974.89
a. Excess Spread:	$888,974.89
4. Total Excess Spread:	$7,519,873.87

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2005-2 Allocable Principal Collections:	$329,594,361.67
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$188,524,976.07
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$188,524,976.07
6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,615,258.38
8. Available Principal Collections (total of items 5., 6. & 7.):	$191,140,234.45

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$191,140,234.45

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.
1. Excess Spread:	$7,519,873.87
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$196,144.38
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$34,642.50
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$235,373.25
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,053,713.74

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.
1. Excess Spread:	$7,519,873.87
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$196,144.38
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$34,642.50
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$235,373.25
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,053,713.74

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3716%
b. Prior Monthly Period:	2.5927%
c. Second Prior Monthly Period:	2.5882%
2. Three Month Average Base Rate:	2.5175%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.2512%
b. Prior Monthly Period:	15.9049%
c. Second Prior Monthly Period:	15.2638%
4. Three Month Average Series Adjusted Portfolio Yield:	15.1399%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	874,139,778.55	500,000,000.00	374,139,778.55
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	14,998,916.44	8,579,243.74	6,419,672.70
Collections of Principal Receivables	274,661,968.06	157,104,146.73	117,557,821.33
Defaulted Amount	3,810,168.97	2,179,381.98	1,630,786.99

Ending Invested Amount / Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 - April 14, 2011	0.3250%	0.5050%	0.6750%
Monthly Interest Due	116,842.01	16,307.29	26,156.25	159,305.55
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	116,842.01	16,307.29	26,156.25	159,305.55
Investor Default Amount	1,819,783.95	163,453.65	196,144.38	2,179,381.98
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,632,459.29	242,260.94	297,300.63	3,172,020.86

Reallocated Investor Finance Charge Collections				8,216,782.31
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.2171%
Base Rate				2.3375%
Excess Spread Percentage				12.1074%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	116,842.01	16,307.29	26,156.25	159,305.55
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	116,842.01	16,307.29	26,156.25	159,305.55
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.28
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.28
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.43
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.43
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,070,917.70
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$26,156.25
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,044,761.45

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$6,861,013.23
a. Class A Monthly Interest:	$116,842.01
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,819,783.95
e. Excess Spread:	$4,924,387.27
2. Class B Available Funds:	$616,258.67
a. Class B Monthly Interest:	$16,307.29
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$599,951.38
3. Collateral Available Funds:	$739,510.41
a. Excess Spread:	$739,510.41
4. Total Excess Spread:	$6,263,849.06

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2005-4 Allocable Principal Collections:	$274,661,968.06
3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$157,104,146.73
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,104,146.73
6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,179,381.98
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,283,528.71

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,283,528.71

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$6,263,849.06
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$163,453.65
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$26,156.25
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$196,144.38
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,044,761.45

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.
1. Excess Spread:	$6,263,849.06
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$163,453.65
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$26,156.25
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$196,144.38
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,044,761.45

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3375%
b. Prior Monthly Period:	2.5587%
c. Second Prior Monthly Period:	2.5541%
2. Three Month Average Base Rate:	2.4834%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.2171%
b. Prior Monthly Period:	15.8708%
c. Second Prior Monthly Period:	15.2340%
4. Three Month Average Series Adjusted Portfolio Yield:	15.1073%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,223,795,689.96	700,000,000.00	523,795,689.96
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	20,998,483.01	12,010,941.23	8,987,541.78
Collections of Principal Receivables	384,526,755.28	219,945,805.42	164,580,949.86
Defaulted Amount	5,334,236.56	3,051,134.78	2,283,101.78

Ending Invested Amount / Transferor Amount	1,216,486,559.10	700,000,000.00	516,486,559.10

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 - April 14, 2011	0.3250%	0.5250%	0.6650%
Monthly Interest Due	163,578.82	23,734.38	36,076.25	223,389.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	163,578.82	23,734.38	36,076.25	223,389.45
Investor Default Amount	2,547,697.54	228,835.11	274,602.13	3,051,134.78
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,685,443.03	340,069.49	415,678.38	4,441,190.90

Reallocated Investor Finance Charge Collections				11,503,856.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.2177%
Base Rate				2.3381%
Excess Spread Percentage				12.1074%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	163,578.82	23,734.38	36,076.25	223,389.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	163,578.82	23,734.38	36,076.25	223,389.45
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.28
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.28
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.45
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.45
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,098,742.28
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$36,076.25
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,062,666.03

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,605,720.54
a. Class A Monthly Interest:	$163,578.82
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,547,697.54
e. Excess Spread:	$6,894,444.18
2. Class B Available Funds:	$862,789.27
a. Class B Monthly Interest:	$23,734.38
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$839,054.89
3. Collateral Available Funds:	$1,035,347.12
a. Excess Spread:	$1,035,347.12
4. Total Excess Spread:	$8,768,846.19

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2005-7 Allocable Principal Collections:	$384,526,755.28
3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$219,945,805.42
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$219,945,805.42
6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,051,134.78
8. Available Principal Collections (total of items 5., 6. & 7.):	$222,996,940.20

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$222,996,940.20

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$8,768,846.19
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$228,835.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$36,076.25
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$274,602.13
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,062,666.03

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.
1. Excess Spread:	$8,768,846.19
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$228,835.11
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$36,076.25
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$274,602.13
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,062,666.03

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3381%
b. Prior Monthly Period:	2.5593%
c. Second Prior Monthly Period:	2.5547%
2. Three Month Average Base Rate:	2.4840%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.2177%
b. Prior Monthly Period:	15.8714%
c. Second Prior Monthly Period:	15.2345%
4. Three Month Average Series Adjusted Portfolio Yield:	15.1079%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,748,279,557.09	1,000,000,000.00	748,279,557.09
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	29,997,832.87	17,158,954.88	12,839,345.40
Collections of Principal Receivables	549,323,936.11	314,208,293.45	235,115,642.66
Defaulted Amount	7,620,337.95	4,358,763.97	3,261,573.98

Ending Invested Amount / Transferor Amount	1,737,837,941.58	1,000,000,000.00	737,837,941.58

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	4,175,000.00	0.00	0.00	4,175,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	4,175,000.00	0.00	0.00	4,175,000.00
Required Reserve Account Amount	4,175,000.00	0.00	0.00	4,175,000.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	0.2850%	0.3950%	0.5350%
Monthly Interest Due	204,922.92	25,510.42	41,462.50	271,895.84
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	204,922.92	25,510.42	41,462.50	271,895.84
Investor Default Amount	3,639,567.91	326,907.30	392,288.76	4,358,763.97
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,236,157.50	477,417.72	583,751.26	6,297,326.48

Reallocated Investor Finance Charge Collections				16,386,849.38
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				467.41
Series Adjusted Portfolio Yield				14.1627%
Base Rate				2.2825%
Excess Spread Percentage				12.1080%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Distributions of Interest	204,922.92	25,510.42	41,462.50	271,895.84
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	204,922.92	25,510.42	41,462.50	271,895.84
Ending Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.34
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.34
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$10,131,452.81
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$41,462.50
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,089,990.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,683,409.52
a. Class A Monthly Interest:	$204,922.92
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,639,567.91
e. Excess Spread:	$9,838,918.69
2. Class B Available Funds:	$1,229,048.76
a. Class B Monthly Interest:	$25,510.42
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,203,538.34
3. Collateral Available Funds:	$1,474,858.51
a. Excess Spread:	$1,474,858.51
4. Total Excess Spread:	$12,517,315.54

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2006-1 Allocable Principal Collections:	$549,323,936.11
3. Principal Allocation Percentage of Series 2006-1 Allocable Principal Collections:	$314,208,293.45
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$314,208,293.45
6. Shared Principal Collections from other Series allocated to Series 2006-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,358,763.97
8. Available Principal Collections (total of items 5., 6. & 7.):	$318,567,057.42

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$90,000,000.00
2. Required Collateral Invested Amount:	$90,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$318,567,057.42

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.
1. Excess Spread:	$12,517,315.54
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$326,907.30
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$41,462.50
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$392,288.76
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,089,990.31

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-1.
1. Excess Spread:	$12,517,315.54
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$326,907.30
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$41,462.50
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$392,288.76
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,089,990.31

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2825%
b. Prior Monthly Period:	2.5037%
c. Second Prior Monthly Period:	2.4991%
2. Three Month Average Base Rate:	2.4284%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.1627%
b. Prior Monthly Period:	15.8165%
c. Second Prior Monthly Period:	15.1859%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0550%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	874,139,778.55	500,000,000.00	374,139,778.55
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	14,998,916.44	8,579,488.63	6,419,672.70
Collections of Principal Receivables	274,661,968.06	157,104,146.73	117,557,821.33
Defaulted Amount	3,810,168.97	2,179,381.98	1,630,786.99

Ending Invested Amount / Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,187,500.00	0.00	0.00	2,187,500.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,187,500.00	0.00	0.00	2,187,500.00
Required Reserve Account Amount	2,187,500.00	0.00	0.00	2,187,500.00

LIBOR Determination Date	NA	NA	NA
Coupon March 15, 2011 - April 14, 2011	5.3500%	5.5500%	5.6500%
Monthly Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Investor Default Amount	1,906,959.23	119,866.01	152,556.74	2,179,381.98
Investor Monthly Fees Due	729,166.67	45,833.33	58,333.33	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,586,646.73	292,886.84	375,681.74	5,255,215.31

Reallocated Investor Finance Charge Collections				8,579,243.74
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				244.89
Series Adjusted Portfolio Yield				15.0712%
Base Rate				7.2431%
Excess Spread Percentage				7.9783%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00
Distributions of Interest	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Ending Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.46
2. The amount of the distribution in respect of Class A Monthly Interest:	$4.46
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$4.63
2. The amount of the distribution in respect of Class B Monthly Interest:	$4.63
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$3,489,064.98
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$164,791.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$3,324,273.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,507,052.55
a. Class A Monthly Interest:	$1,950,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,906,959.23
e. Excess Spread:	$3,649,572.49
2. Class B Available Funds:	$471,871.87
a. Class B Monthly Interest:	$127,187.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$344,684.37
3. Collateral Available Funds:	$600,564.20
a. Excess Spread:	$600,564.20
4. Total Excess Spread:	$4,594,821.06

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2006-2 Allocable Principal Collections:	$274,661,968.06
3. Principal Allocation Percentage of Series 2006-2 Allocable Principal Collections:	$157,104,146.73
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,104,146.73
6. Shared Principal Collections from other Series allocated to Series 2006-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,179,381.98
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,283,528.71

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$35,000,000.00
2. Required Collateral Invested Amount:	$35,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,283,528.71

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.
1. Excess Spread:	$4,594,821.06
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$119,866.01
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$164,791.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$152,556.74
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,324,273.31

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-I Allocated to Series 2006-2.
1. Excess Spread:	$4,594,821.06
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-I	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$119,866.01
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$164,791.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$152,556.74
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,324,273.31

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	7.2431%
b. Prior Monthly Period:	8.0191%
c. Second Prior Monthly Period:	8.0191%
2. Three Month Average Base Rate:	7.7605%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.0712%
b. Prior Monthly Period:	16.7242%
c. Second Prior Monthly Period:	15.9808%
4. Three Month Average Series Adjusted Portfolio Yield:	15.9254%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-3 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,048,967,734.25	600,000,000.00	448,967,734.25
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	17,998,699.72	10,295,092.48	7,703,607.24
Collections of Principal Receivables	329,594,361.67	188,524,976.07	141,069,385.60
Defaulted Amount	4,572,202.77	2,615,258.38	1,956,944.39

Ending Invested Amount / Transferor Amount	1,042,702,764.95	600,000,000.00	442,702,764.95

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	0.2750%	0.3750%	0.5350%
Monthly Interest Due	118,639.58	14,531.25	24,877.50	158,048.33
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	118,639.58	14,531.25	24,877.50	158,048.33
Investor Default Amount	2,183,740.75	196,144.38	235,373.25	2,615,258.38
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,137,380.33	285,675.63	350,250.75	3,773,306.71

Reallocated Investor Finance Charge Collections				9,827,020.45
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.1521%
Base Rate				2.2725%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	118,639.58	14,531.25	24,877.50	158,048.33
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	118,639.58	14,531.25	24,877.50	158,048.33
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.24
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.32
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.32
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,078,591.24
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$24,877.50
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,053,713.74

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,205,562.08
a. Class A Monthly Interest:	$118,639.58
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,183,740.75
e. Excess Spread:	$5,903,181.75
2. Class B Available Funds:	$737,026.53
a. Class B Monthly Interest:	$14,531.25
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$722,495.28
3. Collateral Available Funds:	$884,431.84
a. Excess Spread:	$884,431.84
4. Total Excess Spread:	$7,510,108.87

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2006-3 Allocable Principal Collections:	$329,594,361.67
3. Principal Allocation Percentage of Series 2006-3 Allocable Principal Collections:	$188,524,976.07
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$188,524,976.07
6. Shared Principal Collections from other Series allocated to Series 2006-3:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,615,258.38
8. Available Principal Collections (total of items 5., 6. & 7.):	$191,140,234.45

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$191,140,234.45

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.
1. Excess Spread:	$7,510,108.87
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$196,144.38
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$24,877.50
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$235,373.25
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,053,713.74

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-3.
1. Excess Spread:	$7,510,108.87
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$196,144.38
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$24,877.50
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$235,373.25
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,053,713.74

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2725%
b. Prior Monthly Period:	2.4937%
c. Second Prior Monthly Period:	2.4891%
2. Three Month Average Base Rate:	2.4184%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.1521%
b. Prior Monthly Period:	15.8058%
c. Second Prior Monthly Period:	15.1771%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0450%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	874,139,778.55	500,000,000.00	374,139,778.55
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	14,998,916.44	8,579,243.74	6,419,672.70
Collections of Principal Receivables	274,661,968.06	157,104,146.73	117,557,821.33
Defaulted Amount	3,810,168.97	2,179,381.98	1,630,786.99

Ending Invested Amount / Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 - April 14, 2011	0.2750%	0.3650%	0.5250%
Monthly Interest Due	104,194.44	8,643.40	14,692.71	127,530.55
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	104,194.44	8,643.40	14,692.71	127,530.55
Investor Default Amount	1,917,856.14	119,866.01	141,659.83	2,179,381.98
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,755,383.91	174,342.74	210,519.21	3,140,245.86

Reallocated Investor Finance Charge Collections				8,185,007.31
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.1423%
Base Rate				2.2627%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	104,194.44	8,643.40	14,692.71	127,530.55
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	104,194.44	8,643.40	14,692.71	127,530.55
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.24
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.24
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.31
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,059,454.16
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$14,692.71
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,044,761.45

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,202,806.43
a. Class A Monthly Interest:	$104,194.44
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,917,856.14
e. Excess Spread:	$5,180,755.85
2. Class B Available Funds:	$450,175.40
a. Class B Monthly Interest:	$8,643.40
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$441,532.00
3. Collateral Available Funds:	$532,025.48
a. Excess Spread:	$532,025.48
4. Total Excess Spread:	$6,154,313.33

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2007-1 Allocable Principal Collections:	$274,661,968.06
3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$157,104,146.73
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,104,146.73
6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,179,381.98
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,283,528.71

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,283,528.71

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.
1. Excess Spread:	$6,154,313.33
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$119,866.01
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$14,692.71
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$141,659.83
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,044,761.45

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.
1. Excess Spread:	$6,154,313.33
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$119,866.01
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$14,692.71
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$141,659.83
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,044,761.45

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2627%
b. Prior Monthly Period:	2.4838%
c. Second Prior Monthly Period:	2.4793%
2. Three Month Average Base Rate:	2.4086%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.1423%
b. Prior Monthly Period:	15.7960%
c. Second Prior Monthly Period:	15.1685%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0356%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007—2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	874,139,778.55	500,000,000.00	374,139,778.55
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	14,998,916.44	8,579,243.74	6,419,672.70
Collections of Principal Receivables	274,661,968.06	157,104,146.73	117,557,821.33
Defaulted Amount	3,810,168.97	2,179,381.98	1,630,786.99

Ending Invested Amount / Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 - April 14, 2011	0.3050%	0.4350%	0.6050%
Monthly Interest Due	115,561.11	10,301.04	16,931.60	142,793.75
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	115,561.11	10,301.04	16,931.60	142,793.75
Investor Default Amount	1,917,856.14	119,866.01	141,659.83	2,179,381.98
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,766,750.58	176,000.38	212,758.10	3,155,509.06

Reallocated Investor Finance Charge Collections				8,200,270.51
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.1782%
Base Rate				2.2986%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	115,561.11	10,301.04	16,931.60	142,793.75
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	115,561.11	10,301.04	16,931.60	142,793.75
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.26
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.26
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.37
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,061,693.05
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,931.60
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,044,761.45

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,216,238.05
a. Class A Monthly Interest:	$115,561.11
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,917,856.14
e. Excess Spread:	$5,182,820.80
2. Class B Available Funds:	$451,014.88
a. Class B Monthly Interest:	$10,301.04
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$440,713.84
3. Collateral Available Funds:	$533,017.58
a. Excess Spread:	$533,017.58
4. Total Excess Spread:	$6,156,552.22

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2007-2 Allocable Principal Collections:	$274,661,968.06
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$157,104,146.73
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,104,146.73
6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,179,381.98
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,283,528.71

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,283,528.71

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$6,156,552.22
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$119,866.01
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,931.60
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$141,659.83
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,044,761.45

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.
1. Excess Spread:	$6,156,552.22
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$119,866.01
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,931.60
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$141,659.83
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,044,761.45

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2986%
b. Prior Monthly Period:	2.5198%
c. Second Prior Monthly Period:	2.5152%
2. Three Month Average Base Rate:	2.4445%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.1782%
b. Prior Monthly Period:	15.8319%
c. Second Prior Monthly Period:	15.2000%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0700%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007—5 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	874,139,778.55	500,000,000.00	374,139,778.55
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	14,998,916.44	8,579,243.74	6,419,672.70
Collections of Principal Receivables	274,661,968.06	157,104,146.73	117,557,821.33
Defaulted Amount	3,810,168.97	2,179,381.98	1,630,786.99
Ending Invested Amount / Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	0.2850%	0.4050%	0.6050%
Monthly Interest Due	107,983.33	9,590.63	16,931.60	134,505.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	107,983.33	9,590.63	16,931.60	134,505.56
Investor Default Amount	1,917,856.14	119,866.01	141,659.83	2,179,381.98
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,759,172.80	175,289.97	212,758.10	3,147,220.87

Reallocated Investor Finance Charge Collections				8,191,982.32
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.1587%
Base Rate				2.2791%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	107,983.33	9,590.63	16,931.60	134,505.56
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	107,983.33	9,590.63	16,931.60	134,505.56
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.35
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.35
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,061,693.05
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$16,931.60
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,044,761.45

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,208,944.44
a. Class A Monthly Interest:	$107,983.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,917,856.14
e. Excess Spread:	$5,183,104.97
2. Class B Available Funds:	$450,559.03
a. Class B Monthly Interest:	$9,590.63
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$440,968.40
3. Collateral Available Funds:	$532,478.85
a. Excess Spread:	$532,478.85
4. Total Excess Spread:	$6,156,552.22

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2007-5 Allocable Principal Collections:	$274,661,968.06
3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$157,104,146.73
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$157,104,146.73
6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,179,381.98
8. Available Principal Collections (total of items 5., 6. & 7.):	$159,283,528.71

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$159,283,528.71

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$6,156,552.22
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$119,866.01
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$16,931.60
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$141,659.83
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,044,761.45

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.
1. Excess Spread:	$6,156,552.22
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$119,866.01
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$16,931.60
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$141,659.83
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,044,761.45

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2791%
b. Prior Monthly Period:	2.5003%
c. Second Prior Monthly Period:	2.4957%
2. Three Month Average Base Rate:	2.4250%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.1587%
b. Prior Monthly Period:	15.8124%
c. Second Prior Monthly Period:	15.1829%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0513%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007—7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,573,451,601.38	900,000,000.00	673,451,601.38
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	26,998,049.58	15,442,638.72	11,555,410.86
Collections of Principal Receivables	494,391,542.50	282,787,464.11	211,604,078.39
Defaulted Amount	6,858,304.15	3,922,887.57	2,935,416.58
Ending Invested Amount / Transferor Amount	1,564,054,147.42	900,000,000.00	664,054,147.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 - April 14, 2011	0.2950%	0.4250%	0.6450%
Monthly Interest Due	201,190.00	18,115.63	32,491.88	251,797.51
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	201,190.00	18,115.63	32,491.88	251,797.51
Investor Default Amount	3,452,141.06	215,758.82	254,987.69	3,922,887.57
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,973,331.06	316,374.45	384,979.57	5,674,685.08

Reallocated Investor Finance Charge Collections				14,755,255.69
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.1714%
Base Rate				2.2918%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	201,190.00	18,115.63	32,491.88	251,797.51
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	201,190.00	18,115.63	32,491.88	251,797.51
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.37
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.37
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,113,062.49
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$32,491.88
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,080,570.61

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$12,984,625.01
a. Class A Monthly Interest:	$201,190.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,452,141.06
e. Excess Spread:	$9,331,293.95
2. Class B Available Funds:	$811,539.06
a. Class B Monthly Interest:	$18,115.63
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$793,423.43
3. Collateral Available Funds:	$959,091.62
a. Excess Spread:	$959,091.62
4. Total Excess Spread:	$11,083,809.00

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2007-7 Allocable Principal Collections:	$494,391,542.50
3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$282,787,464.11
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$282,787,464.11
6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,922,887.57
8. Available Principal Collections (total of items 5., 6. & 7.):	$286,710,351.68

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$58,500,000.00
2. Required Collateral Invested Amount:	$58,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$286,710,351.68

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$11,083,809.00
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$215,758.82
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$32,491.88
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$254,987.69
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,080,570.61

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.
1. Excess Spread:	$11,083,809.00
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$215,758.82
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$32,491.88
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$254,987.69
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,080,570.61

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2918%
b. Prior Monthly Period:	2.5129%
c. Second Prior Monthly Period:	2.5084%
2. Three Month Average Base Rate:	2.4377%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.1714%
b. Prior Monthly Period:	15.8251%
c. Second Prior Monthly Period:	15.1940%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0635%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007—8 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,097,935,468.51	1,200,000,000.00	897,935,468.51
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	35,997,399.44	20,590,184.96	15,407,214.48
Collections of Principal Receivables	659,188,723.34	377,049,952.15	282,138,771.19
Defaulted Amount	9,144,405.54	5,230,516.77	3,913,888.77

Ending Invested Amount / Transferor Amount	2,085,405,529.89	1,200,000,000.00	885,405,529.89

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	0.5550%	0.9550%	1.5550%
Monthly Interest Due	504,680.00	54,275.83	104,444.17	663,400.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	504,680.00	54,275.83	104,444.17	663,400.00
Investor Default Amount	4,602,854.76	287,678.42	339,983.59	5,230,516.77
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,867,534.76	451,954.25	574,427.76	7,893,916.77

Reallocated Investor Finance Charge Collections				20,001,344.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.4929%
Base Rate				2.6133%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	504,680.00	54,275.83	104,444.17	663,400.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	504,680.00	54,275.83	104,444.17	663,400.00
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.48
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.48
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.82
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.82
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$12,211,871.65
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$104,444.17
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,107,427.48

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$17,601,182.94
a. Class A Monthly Interest:	$504,680.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,602,854.76
e. Excess Spread:	$12,493,648.18
2. Class B Available Funds:	$1,100,073.93
a. Class B Monthly Interest:	$54,275.83
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,045,798.10
3. Collateral Available Funds:	$1,300,087.38
a. Excess Spread:	$1,300,087.38
4. Total Excess Spread:	$14,839,533.66

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2007-8 Allocable Principal Collections:	$659,188,723.34
3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$377,049,952.15
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$377,049,952.15
6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,230,516.77
8. Available Principal Collections (total of items 5., 6. & 7.):	$382,280,468.92

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$78,000,000.00
2. Required Collateral Invested Amount:	$78,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$382,280,468.92

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$14,839,533.66
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$287,678.42
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$104,444.17
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$339,983.59
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,107,427.48

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.
1. Excess Spread:	$14,839,533.66
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$287,678.42
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$104,444.17
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$339,983.59
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,107,427.48

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.6133%
b. Prior Monthly Period:	2.8344%
c. Second Prior Monthly Period:	2.8299%
2. Three Month Average Base Rate:	2.7592%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.4929%
b. Prior Monthly Period:	16.1466%
c. Second Prior Monthly Period:	15.4753%
4. Three Month Average Series Adjusted Portfolio Yield:	15.3716%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008—2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,384,020,438.67	1,363,638,000.00	1,020,382,438.67
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	40,906,184.82	23,397,965.53	17,508,219.29
Collections of Principal Receivables	749,078,993.59	428,466,368.87	320,612,624.72
Defaulted Amount	10,391,382.40	5,943,776.19	4,447,606.21

Ending Invested Amount / Transferor Amount	2,369,781,854.98	1,363,638,000.00	1,006,143,854.98

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	1.5150%	4.0050%	5.2550%
Monthly Interest Due	1,565,500.00	258,659.70	401,094.74	2,225,254.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,565,500.00	258,659.70	401,094.74	2,225,254.44
Investor Default Amount	5,230,516.77	326,911.66	386,347.76	5,943,776.19
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,796,016.77	710,573.03	935,170.83	10,441,760.63

Reallocated Investor Finance Charge Collections				24,200,217.46
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.7633%
Base Rate				3.8837%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,565,500.00	258,659.70	401,094.74	2,225,254.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,565,500.00	258,659.70	401,094.74	2,225,254.44
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.30
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.30
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.45
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.45
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$14,159,551.57
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$401,094.74
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,758,456.83

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$21,296,165.81
a. Class A Monthly Interest:	$1,565,500.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,230,516.77
e. Excess Spread:	$14,500,149.04
2. Class B Available Funds:	$1,331,028.11
a. Class B Monthly Interest:	$258,659.70
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,072,368.41
3. Collateral Available Funds:	$1,573,023.54
a. Excess Spread:	$1,573,023.54
4. Total Excess Spread:	$17,145,540.99

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2008-2 Allocable Principal Collections:	$749,078,993.59
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$428,466,368.87
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$428,466,368.87
6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,943,776.19
8. Available Principal Collections (total of items 5., 6. & 7.):	$434,410,145.06

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$88,637,000.00
2. Required Collateral Invested Amount:	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$434,410,145.06

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.
1. Excess Spread:	$17,145,540.99
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$326,911.66
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$401,094.74
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$386,347.76
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,758,456.83

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.
1. Excess Spread:	$17,145,540.99
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$326,911.66
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$401,094.74
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$386,347.76
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$13,758,456.83

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.8837%
b. Prior Monthly Period:	4.1049%
c. Second Prior Monthly Period:	4.1003%
2. Three Month Average Base Rate:	4.0297%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.7633%
b. Prior Monthly Period:	17.4170%
c. Second Prior Monthly Period:	16.5869%
4. Three Month Average Series Adjusted Portfolio Yield:	16.5891%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,062,877,046.41	607,956,000.00	454,921,046.41
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	18,237,362.48	10,431,605.41	7,805,757.07
Collections of Principal Receivables	333,964,782.90	191,024,817.25	142,939,965.65
Defaulted Amount	4,632,830.18	2,649,936.71	1,982,893.47

Ending Invested Amount / Transferor Amount	1,056,529,003.61	607,956,000.00	448,573,003.61

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	1.6550%	4.5050%	6.7550%
Monthly Interest Due	762,449.31	129,716.22	229,868.52	1,122,034.05
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	762,449.31	129,716.22	229,868.52	1,122,034.05
Investor Default Amount	2,331,938.73	145,748.35	172,249.63	2,649,936.71
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,986,054.71	331,194.57	467,981.48	4,785,230.76

Reallocated Investor Finance Charge Collections				10,919,216.75
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.0150%
Base Rate				4.1354%
Excess Spread Percentage				12.1074%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	762,449.31	129,716.22	229,868.52	1,122,034.05
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	762,449.31	129,716.22	229,868.52	1,122,034.05
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.43
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.43
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.88
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.88
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,363,854.50
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$229,868.52
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,133,985.98

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,608,887.75
a. Class A Monthly Interest:	$762,449.31
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,331,938.73
e. Excess Spread:	$6,514,499.71
2. Class B Available Funds:	$600,564.46
a. Class B Monthly Interest:	$129,716.22
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$470,848.24
3. Collateral Available Funds:	$709,764.53
a. Excess Spread:	$709,764.53
4. Total Excess Spread:	$7,695,112.48

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2008-4 Allocable Principal Collections:	$333,964,782.90
3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$191,024,817.25
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$191,024,817.25
6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,649,936.71
8. Available Principal Collections (total of items 5., 6. & 7.):	$193,674,753.96

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$39,518,000.00
2. Required Collateral Invested Amount:	$39,518,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$193,674,753.96

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$7,695,112.48
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$145,748.35
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$229,868.52
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$172,249.63
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,133,985.98

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.
1. Excess Spread:	$7,695,112.48
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$145,748.35
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$229,868.52
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$172,249.63
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,133,985.98

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.1354%
b. Prior Monthly Period:	4.3565%
c. Second Prior Monthly Period:	4.3520%
2. Three Month Average Base Rate:	4.2813%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.0150%
b. Prior Monthly Period:	17.6687%
c. Second Prior Monthly Period:	16.8071%
4. Three Month Average Series Adjusted Portfolio Yield:	16.8303%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,589,345,210.84	909,091,000.00	680,254,210.84
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	27,270,759.88	15,598,626.53	11,672,133.35
Collections of Principal Receivables	499,385,446.41	285,643,931.71	213,741,514.70
Defaulted Amount	6,927,580.64	3,962,513.10	2,965,067.54

Ending Invested Amount / Transferor Amount	1,579,852,832.15	909,091,000.00	670,761,832.15

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	1.0550%	1.3550%	4.0550%
Monthly Interest Due	726,777.78	58,340.28	206,334.28	991,452.34
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	726,777.78	58,340.28	206,334.28	991,452.34
Investor Default Amount	3,487,011.18	217,938.20	257,563.72	3,962,513.10
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,547,122.29	359,611.81	562,383.00	6,469,117.10

Reallocated Investor Finance Charge Collections				15,641,411.56
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.1261%
Base Rate				3.2465%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	726,777.78	58,340.28	206,334.28	991,452.34
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	726,777.78	58,340.28	206,334.28	991,452.34
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.91
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.91
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.17
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.17
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,378,628.74
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$206,334.28
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,172,294.46

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,764,440.80
a. Class A Monthly Interest:	$726,777.78
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,487,011.18
e. Excess Spread:	$9,550,651.84
2. Class B Available Funds:	$860,277.55
a. Class B Monthly Interest:	$58,340.28
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$801,937.27
3. Collateral Available Funds:	$1,016,693.21
a. Excess Spread:	$1,016,693.21
4. Total Excess Spread:	$11,369,282.32

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2008-5 Allocable Principal Collections:	$499,385,446.41
3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$285,643,931.71
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$285,643,931.71
6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,962,513.10
8. Available Principal Collections (total of items 5., 6. & 7.):	$289,606,444.81

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$59,091,000.00
2. Required Collateral Invested Amount:	$59,091,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$289,606,444.81

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.
1. Excess Spread:	$11,369,282.32
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$217,938.20
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$206,334.28
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$257,563.72
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,172,294.46

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.
1. Excess Spread:	$11,369,282.32
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$217,938.20
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$206,334.28
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections:	$257,563.72
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,172,294.46

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.2465%
b. Prior Monthly Period:	3.4676%
c. Second Prior Monthly Period:	3.4630%
2. Three Month Average Base Rate:	3.3924%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.1261%
b. Prior Monthly Period:	16.7797%
c. Second Prior Monthly Period:	16.0293%
4. Three Month Average Series Adjusted Portfolio Yield:	15.9784%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,682,019,934.02	1,534,091,000.00	1,147,928,934.02
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	46,019,405.43	26,322,681.20	19,696,724.23
Collections of Principal Receivables	842,712,906.48	482,024,115.11	360,688,791.37
Defaulted Amount	11,690,291.86	6,686,740.58	5,003,551.28

Ending Invested Amount / Transferor Amount	2,666,001,545.63	1,534,091,000.00	1,131,910,545.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	1.4550%	3.2550%	4.7550%
Monthly Interest Due	1,691,437.50	236,496.09	408,295.47	2,336,229.06
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,691,437.50	236,496.09	408,295.47	2,336,229.06
Investor Default Amount	5,884,331.36	367,770.71	434,638.51	6,686,740.58
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,825,768.86	744,891.80	1,009,127.31	11,579,787.97

Reallocated Investor Finance Charge Collections				27,058,034.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.6350%
Base Rate				3.7554%
Excess Spread Percentage				12.1074%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,691,437.50	236,496.09	408,295.47	2,336,229.06
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,691,437.50	236,496.09	408,295.47	2,336,229.06
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.80
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.80
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$15,886,541.76
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$408,295.47
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,478,246.29

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$23,811,068.73
a. Class A Monthly Interest:	$1,691,437.50
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,884,331.36
e. Excess Spread:	$16,235,299.87
2. Class B Available Funds:	$1,488,191.80
a. Class B Monthly Interest:	$236,496.09
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,251,695.71
3. Collateral Available Funds:	$1,758,773.73
a. Excess Spread:	$1,758,773.73
4. Total Excess Spread:	$19,245,769.31

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2008-6 Allocable Principal Collections:	$842,712,906.48
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$482,024,115.11
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$482,024,115.11
6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,686,740.58
8. Available Principal Collections (total of items 5., 6. & 7.):	$488,710,855.69

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,716,000.00
2. Required Collateral Invested Amount:	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$488,710,855.69

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.
1. Excess Spread:	$19,245,769.31
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$367,770.71
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$408,295.47
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$434,638.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,478,246.29

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.
1. Excess Spread:	$19,245,769.31
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$367,770.71
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$408,295.47
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$434,638.51
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,478,246.29

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7554%
b. Prior Monthly Period:	3.9766%
c. Second Prior Monthly Period:	3.9720%
2. Three Month Average Base Rate:	3.9013%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.6350%
b. Prior Monthly Period:	17.2887%
c. Second Prior Monthly Period:	16.4747%
4. Three Month Average Series Adjusted Portfolio Yield:	16.4661%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,043,009,597.52	596,592,000.00	446,417,597.52
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	17,896,467.11	10,236,616.36	7,659,850.75
Collections of Principal Receivables	327,722,265.69	187,454,154.21	140,268,111.48
Defaulted Amount	4,546,232.66	2,600,403.72	1,945,828.94

Ending Invested Amount / Transferor Amount	1,036,780,213.24	596,592,000.00	440,188,213.24

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	1.5550%	1.3550%	5.0050%
Monthly Interest Due	702,989.58	38,286.39	167,132.10	908,408.07
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	702,989.58	38,286.39	167,132.10	908,408.07
Investor Default Amount	2,288,351.09	143,024.12	169,028.51	2,600,403.72
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,866,340.67	235,998.84	400,792.28	4,503,131.79

Reallocated Investor Finance Charge Collections				10,522,460.44
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.6348%
Base Rate				3.7552%
Excess Spread Percentage				12.1074%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	702,989.58	38,286.39	167,132.10	908,408.07
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	702,989.58	38,286.39	167,132.10	908,408.07
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.34
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.34
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.17
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.17
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,186,460.75
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$167,132.10
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,019,328.65

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,259,748.26
a. Class A Monthly Interest:	$702,989.58
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,288,351.09
e. Excess Spread:	$6,268,407.59
2. Class B Available Funds:	$578,743.08
a. Class B Monthly Interest:	$38,286.39
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$540,456.69
3. Collateral Available Funds:	$683,969.10
a. Excess Spread:	$683,969.10
4. Total Excess Spread:	$7,492,833.38

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2008-7 Allocable Principal Collections:	$327,722,265.69
3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$187,454,154.21
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$187,454,154.21
6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,600,403.72
8. Available Principal Collections (total of items 5., 6. & 7.):	$190,054,557.93

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$38,779,000.00
2. Required Collateral Invested Amount:	$38,779,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$190,054,557.93

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.
1. Excess Spread:	$7,492,833.38
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$143,024.12
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$167,132.10
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$169,028.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,019,328.65

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.
1. Excess Spread:	$7,492,833.38
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$143,024.12
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$167,132.10
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$169,028.51
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,019,328.65

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7552%
b. Prior Monthly Period:	3.9763%
c. Second Prior Monthly Period:	3.9718%
2. Three Month Average Base Rate:	3.9011%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.6348%
b. Prior Monthly Period:	17.2885%
c. Second Prior Monthly Period:	16.4744%
4. Three Month Average Series Adjusted Portfolio Yield:	16.4659%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,092,674,723.18	625,000,000.00	467,674,723.18
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	18,748,645.54	10,724,054.67	8,024,590.87
Collections of Principal Receivables	343,327,460.07	196,380,183.41	146,947,276.66
Defaulted Amount	4,762,711.22	2,724,227.48	2,038,483.74

Ending Invested Amount / Transferor Amount	1,086,148,713.49	625,000,000.00	461,148,713.49

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	1.8550%	1.3550%	6.0050%
Monthly Interest Due	878,548.61	40,108.94	210,070.75	1,128,728.30
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	878,548.61	40,108.94	210,070.75	1,128,728.30
Investor Default Amount	2,397,320.18	149,832.51	177,074.79	2,724,227.48
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,192,535.46	247,233.12	454,853.87	4,894,622.45

Reallocated Investor Finance Charge Collections				11,200,574.26
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.9683%
Base Rate				4.0887%
Excess Spread Percentage				12.1074%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	878,548.61	40,108.94	210,070.75	1,128,728.30
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	878,548.61	40,108.94	210,070.75	1,128,728.30
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.60
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.60
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.17
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.17
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,516,022.56
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$210,070.75
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,305,951.81

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,856,505.35
a. Class A Monthly Interest:	$878,548.61
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,397,320.18
e. Excess Spread:	$6,580,636.56
2. Class B Available Funds:	$616,031.58
a. Class B Monthly Interest:	$40,108.94
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$575,922.64
3. Collateral Available Funds:	$728,037.33
a. Excess Spread:	$728,037.33
4. Total Excess Spread:	$7,884,596.53

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2008-9 Allocable Principal Collections:	$343,327,460.07
3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$196,380,183.41
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$196,380,183.41
6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,724,227.48
8. Available Principal Collections (total of items 5., 6. & 7.):	$199,104,410.89

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$40,625,000.00
2. Required Collateral Invested Amount:	$40,625,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$199,104,410.89

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$7,884,596.53
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$149,832.51
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$210,070.75
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$177,074.79
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,305,951.81

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.
1. Excess Spread:	$7,884,596.53
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$149,832.51
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$210,070.75
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$177,074.79
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to	$6,305,951.81
Collateral Interest Holder (s):

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0887%
b. Prior Monthly Period:	4.3099%
c. Second Prior Monthly Period:	4.3053%
2. Three Month Average Base Rate:	4.2347%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.9683%
b. Prior Monthly Period:	17.6220%
c. Second Prior Monthly Period:	16.7663%
4. Three Month Average Series Adjusted Portfolio Yield:	16.7856%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009—1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,119,128,113.30	1,212,122,000.00	907,006,113.30
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	36,361,033.17	20,798,180.14	15,562,853.03
Collections of Principal Receivables	665,847,628.09	380,858,785.08	284,988,843.01
Defaulted Amount	9,236,779.27	5,283,353.70	3,953,425.57

Ending Invested Amount / Transferor Amount	2,106,471,601.42	1,212,122,000.00	894,349,601.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	1.6050%	6.2550%	13.7551%
Monthly Interest Due	1,382,083.33	391,725.80	1,651,090.33	3,424,899.46
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,382,083.33	391,725.80	1,651,090.33	3,424,899.46
Investor Default Amount	4,358,763.97	316,999.83	607,589.90	5,283,353.70
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,407,513.97	829,937.30	2,491,005.23	10,728,456.50

Reallocated Investor Finance Charge Collections				22,958,189.18
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1688%
Base Rate				4.2624%
Excess Spread Percentage				13.1540%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,382,083.33	391,725.80	1,651,090.33	3,424,899.46
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,382,083.33	391,725.80	1,651,090.33	3,424,899.46
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.38
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.38
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$5.39
2. The amount of the distribution in respect of Class B Monthly Interest:	$5.39
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$13,880,823.01
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,651,090.33
3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,229,732.68

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$18,940,493.76
a. Class A Monthly Interest:	$1,382,083.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,358,763.97
e. Excess Spread:	$13,199,646.46
2. Class B Available Funds:	$1,377,485.29
a. Class B Monthly Interest:	$391,725.80
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$985,759.49
3. Collateral Available Funds:	$2,640,210.13
a. Excess Spread:	$2,640,210.13
4. Total Excess Spread:	$16,825,616.08

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2009-1 Allocable Principal Collections:	$665,847,628.09
3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$380,858,785.08
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$380,858,785.08
6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,283,353.70
8. Available Principal Collections (total of items 5., 6. & 7.):	$386,142,138.78

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$386,142,138.78

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$16,825,616.08
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$316,999.83
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$593,977.38
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$607,589.90
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest(s):	$1,057,112.95
14. Remaining Excess Spread distributed to Collateral Interest Holder (s):	$12,229,732.68

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.2624%
b. Prior Monthly Period:	4.4830%
c. Second Prior Monthly Period:	4.4786%
2. Three Month Average Base Rate:	4.4080%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1688%
b. Prior Monthly Period:	18.8225%
c. Second Prior Monthly Period:	17.8167%
4. Three Month Average Series Adjusted Portfolio Yield:	17.9360%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,648,914,512.33	1,515,155,000.00	1,133,759,512.33
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	45,451,366.46	25,997,768.08	19,453,598.38
Collections of Principal Receivables	832,310,908.42	476,074,266.87	356,236,641.55
Defaulted Amount	11,545,993.14	6,604,203.03	4,941,790.11

Ending Invested Amount / Transferor Amount	2,633,093,846.37	1,515,155,000.00	1,117,938,846.37

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11,2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	1.5050%	3.7550%	5.5050%
Monthly Interest Due	1,619,965.28	293,922.63	466,859.94	2,380,747.85
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,619,965.28	293,922.63	466,859.94	2,380,747.85
Investor Default Amount	5,448,454.96	396,211.65	759,536.42	6,604,203.03
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,151,753.57	841,634.28	1,516,821.36	11,510,209.21

Reallocated Investor Finance Charge Collections				26,797,400.28
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.6920%
Base Rate				3.8124%
Excess Spread Percentage				12.1074%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,619,965.28	293,922.63	466,859.94	2,380,747.85
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,619,965.28	293,922.63	466,859.94	2,380,747.85
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.30
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.30
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.23
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.23
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$15,754,051.00
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$466,859.94
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,287,191.06

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$22,107,804.38
a. Class A Monthly Interest:	$1,619,965.28
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,448,454.96
e. Excess Spread:	$15,039,384.14
2. Class B Available Funds:	$1,607,679.53
a. Class B Monthly Interest:	$293,922.63
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,313,756.90
3. Collateral Available Funds:	$3,081,916.36
a. Excess Spread:	$3,081,916.36
4. Total Excess Spread:	$19,435,057.40

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2009-2 Allocable Principal Collections:	$832,310,908.42
3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$476,074,266.87
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$476,074,266.87
6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,604,203.03
8. Available Principal Collections (total of items 5., 6. & 7.):	$482,678,469.90

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$174,255,000.00
2. Required Collateral Invested Amount:	$174,255,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$482,678,469.90

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.
1. Excess Spread:	$19,435,057.40
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$396,211.65
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$466,859.94
9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections:	$759,536.42
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$15,287,191.06

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.8124%
b. Prior Monthly Period:	4.0330%
c. Second Prior Monthly Period:	4.0287%
2. Three Month Average Base Rate:	3.9581%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.6920%
b. Prior Monthly Period:	17.3452%
c. Second Prior Monthly Period:	16.5243%
4. Three Month Average Series Adjusted Portfolio Yield:	16.5205%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,515,155,000.00
2. Monthly Interest:	$3,376,081.51
3. Monthly Interest previously due but not paid:	$0.02
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,518,531,081.53

Series 2010-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,801,259,420.79	1,030,304,000.00	770,955,420.79
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	30,906,887.20	17,678,458.27	13,228,428.93
Collections of Principal Receivables	565,970,648.67	323,730,061.58	242,240,587.09
Defaulted Amount	7,851,264.67	4,490,851.96	3,360,412.71

Ending Invested Amount / Transferor Amount	1,790,501,382.56	1,030,304,000.00	760,197,382.56

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	March 11, 2011	March 11, 2011	March 11, 2011
Coupon March 15, 2011 — April 14, 2011	0.5050%	0.8550%	1.4550%
Monthly Interest Due	369,631.94	45,513.50	83,907.83	499,053.27
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	369,631.94	45,513.50	83,907.83	499,053.27
Investor Default Amount	3,704,949.38	269,450.07	516,452.51	4,490,851.96
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,491,247.99	417,993.57	797,837.01	6,707,078.57

Reallocated Investor Finance Charge Collections				17,102,354.37
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				14.4123%
Base Rate				2.5327%
Excess Spread Percentage				12.1074%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	369,631.94	45,513.50	83,907.83	499,053.27
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	369,631.94	45,513.50	83,907.83	499,053.27
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.43
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.43
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.74
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.74
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$10,479,183.64
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$83,907.83
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,395,275.81

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,109,429.08
a. Class A Monthly Interest:	$369,631.94
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,704,949.38
e. Excess Spread:	$10,034,847.76
2. Class B Available Funds:	$1,026,137.28
a. Class B Monthly Interest:	$45,513.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$980,623.78
3. Collateral Available Funds:	$1,966,788.02
a. Excess Spread:	$1,966,788.02
4. Total Excess Spread:	$12,982,259.56

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2010-1 Allocable Principal Collections:	$565,970,648.67
3. Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections:	$323,730,061.58
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$323,730,061.58
6. Shared Principal Collections from other Series allocated to Series 2010-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,490,851.96
8. Available Principal Collections (total of items 5., 6. & 7.):	$328,220,913.54

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$118,486,000.00
2. Required Collateral Invested Amount:	$118,486,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$328,220,913.54

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1.
1. Excess Spread:	$12,982,259.56
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$269,450.07
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$83,907.83
9. Applied to unpaid Monthly Servicing Fee:	$1,717,173.34
10. Collateral Default Amount treated as Available Principal Collections:	$516,452.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,395,275.81

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5327%
b. Prior Monthly Period:	2.7533%
c. Second Prior Monthly Period:	2.7490%
2. Three Month Average Base Rate:	2.6783%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	14.4123%
b. Prior Monthly Period:	16.0654%
c. Second Prior Monthly Period:	15.4045%
4. Three Month Average Series Adjusted Portfolio Yield:	15.2941%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,030,304,000.00
2. Monthly Interest:	$1,042,697.33
3. Monthly Interest previously due but not paid:	$0.01
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,031,346,697.32

Series 2009-D-I Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	36,423,656.29	20,834,000.00	15,589,656.29
Beginning Adjusted Invested Amount	N/A	20,834,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	624,974.85	357,479.93	267,494.92
Collections of Principal Receivables	11,444,614.88	6,546,215.58	4,898,399.30
Defaulted Amount	158,762.12	90,810.49	67,951.63

Ending Invested Amount / Transferor Amount	36,206,115.67	20,834,000.00	15,372,115.67

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			March 11, 2011
Coupon March 15, 2011 - April 14, 2011			19.0050%
Monthly Interest Due			340,957.09
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			340,957.09
Investor Default Amount			90,810.49
Investor Monthly Fees Due			34,723.33
Investor Additional Amounts Due			0.00
Total Due			466,490.91

Investor Finance Charge Collections			357,479.93

C. Certificates — Balances and Distributions			Total
Beginning Certificates Balance			20,834,000.00
Distributions of Interest			340,957.09
Distributions of Principal			0.00
Total Distributions			340,957.09
Ending Certificates Balance			20,834,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-I Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$16.37
(2) The amount of the distribution in respect of Monthly Interest	$16.37
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-I Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00
F. Scheduled Partial Amortization Amounts/ Series 2009-D-I Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2006-2	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00
Series 2009-D-I Invested Amount	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$357,479.93
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$90,810.49
d. Monthly Interest	$266,669.44
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2009-D-I Allocable Principal Collections:	$11,444,614.88
3. Principal Allocation Percentage of Series 2009-D-I Allocable Principal Collections:	$6,546,215.58
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$6,546,215.58
6. Shared Principal Collections from other Series allocated to Series 2009-D-I:	$0.00
7. Other amounts treated as Available Principal Collections:	$90,810.49
8. Available Principal Collections (total of items 5., 6. & 7.):	$6,637,026.07

I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$6,637,026.07

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-I.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$109,010.98
3. Applied to fund Required Amount:	$74,287.65
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$34,723.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-II Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2006-2	0.00	0.00	0.00	0.00	0.00
Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-II:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,367,166,851.60	782,007,000.00	585,159,851.60
Beginning Adjusted Invested Amount	N/A	782,007,000.00	N/A
Floating Allocation Percentage	N/A	57.1991%	42.8009%
Principal Allocation Percentage	N/A	57.1991%	42.8009%
Collections of Finance Charge Receivables	23,458,515.29	13,418,057.31	10,040,457.98
Collections of Principal Receivables	429,575,163.31	245,713,084.94	183,862,078.37
Defaulted Amount	5,959,157.62	3,408,583.94	2,550,573.68

Ending Invested Amount / Transferor Amount	1,359,001,435.18	782,007,000.00	576,994,435.18

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			March 11, 2011
Coupon March 15, 2011 — April 14, 2011			20.2550%
Monthly Interest Due			13,639,614.04
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			13,639,614.04
Investor Default Amount			3,408,583.94
Investor Monthly Fees Due			1,303,345.00
Investor Additional Amounts Due			0.00
Total Due			18,351,542.98

Investor Finance Charge Collections			13,418,057.31

C. Certificates — Balances and Distributions			Total
Beginning Certificates Balance			782,007,000.00
Distributions of Interest			13,639,614.04
Distributions of Principal			0.00
Total Distributions			13,639,614.04
Ending Certificates Balance			782,007,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$17.44
(2) The amount of the distribution in respect of Monthly Interest	$17.44
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2006-1	43,750,000.00	0.00	0.00	0.00	0.00	43,750,000.00
2006-3	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00
Series 2009-D-II
Invested Amount	782,007,000.00	0.00	0.00	0.00	0.00	782,007,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$13,418,057.31
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$3,408,583.94
d. Monthly Interest	$10,009,473.37
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.1991%
2. Series 2009-D-II Allocable Principal Collections:	$429,575,163.31
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$245,713,084.94
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$245,713,084.94
6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,408,583.94
8. Available Principal Collections (total of items 5., 6. & 7.):	$249,121,668.88

I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$249,121,668.88

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$4,933,485.67
3. Applied to fund Required Amount:	$3,630,140.67
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$1,303,345.00
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2004-2	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2005-4	0.00	0.00	0.00	0.00	0.00
2005-7	0.00	0.00	0.00	0.00	0.00
2006-1	0.00	0.00	0.00	0.00	0.00
2006-3	0.00	0.00	0.00	0.00	0.00
2007-1	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2007-5	0.00	0.00	0.00	0.00	0.00
2007-7	0.00	0.00	0.00	0.00	0.00
2007-8	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00
Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00